INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Total deferred taxes recorded	R$ 383,597	R$ (995,244)
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	3,054,210	2,367,707
Credited / charged from income for the year	589,841	686,503
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	3,644,051	3,054,210
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	152,373	160,082
Credited / charged from income for the year	(2,037)	(7,709)
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	150,336	152,373
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance	207,313	148,338
Credited / charged from income for the year	110,506	58,975
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	317,819	207,313
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	922,526	688,972
Credited / charged from income for the year	122,741	233,554
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	1,045,267	922,526
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	674,554
Credited / charged from income for the year	148,732	674,554
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	823,286	674,554
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	167,962	189,890
Credited / charged from income for the year	(6,122)	(21,928)
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	161,840	167,962
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	119,060	111,590
Credited / charged from income for the year	5,319	7,470
Recognized in shareholders' equity
Foreign exchange differences
Ending balance	124,379	119,060
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	2,345,479	2,024,834
Credited / charged from income for the year	(133,596)	299,687
Recognized in shareholders' equity		(13,071)
Foreign exchange differences	(408,575)	34,029
Ending balance	1,803,308	2,345,479
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	7,643,477	5,691,413
Credited / charged from income for the year	835,384	1,931,106
Recognized in shareholders' equity		(13,071)
Foreign exchange differences	(408,575)	34,029
Ending balance	8,070,286	7,643,477
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(106,254)	(602,673)
Credited / charged from income for the year	2,262	496,419
Other comprehensive income
Business combination
Liabilities available for sale
Ending balance	(103,992)	(106,254)
Post-employment obligation
Deferred tax assets and liabilities [abstract]
Beginning balance	(4,594)
Credited / charged from income for the year	(47)	(4,594)
Other comprehensive income
Business combination
Liabilities available for sale
Ending balance	(4,641)	(4,594)
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	(4,486,211)	(3,492,345)
Credited / charged from income for the year	59,330	369,455
Other comprehensive income
Business combination		(1,363,321)
Liabilities available for sale
Ending balance	(4,426,881)	(4,486,211)
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	(226,243)	(1,028,058)
Credited / charged from income for the year	(73,722)	807,391
Other comprehensive income		(5,576)
Business combination
Liabilities available for sale
Ending balance	(299,965)	(226,243)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance	(401,926)	(350,110)
Credited / charged from income for the year	(54,167)	(51,816)
Other comprehensive income
Business combination
Liabilities available for sale
Ending balance	(456,093)	(401,926)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	(11,797)	(3,219)
Credited / charged from income for the year	1,763	(8,578)
Other comprehensive income
Business combination
Liabilities available for sale
Ending balance	(10,034)	(11,797)
Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance	(548,726)	(126,174)
Credited / charged from income for the year	200,336	(355,946)
Other comprehensive income
Business combination		(66,606)
Liabilities available for sale	66,606
Ending balance	(281,784)	(548,726)
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	(79,092)	(11,427)
Credited / charged from income for the year	(370,469)	(67,665)
Other comprehensive income
Business combination
Liabilities available for sale
Ending balance	(449,561)	(79,092)
Others
Deferred tax assets and liabilities [abstract]
Beginning balance	(2,773,878)	(843,835)
Credited / charged from income for the year	1,178,542	(1,784,407)
Other comprehensive income	(58,402)	(1,469)
Business combination		(144,167)
Liabilities available for sale
Ending balance	(1,653,738)	(2,773,878)
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance	(8,638,721)	(6,457,841)
Credited / charged from income for the year	943,828	(599,741)
Other comprehensive income	(58,402)	(7,045)
Business combination		(1,574,094)
Liabilities available for sale	66,606
Ending balance	R$ (7,686,689)	R$ (8,638,721)